Restructuring - Summary Restructuring Charges Related to 2024 Program (Details) - 2024 Efficiency Program - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 19,883	$ 70,788
Total costs	$ 14,926		$ 85,713
Restructuring Charges, Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Total costs		Total costs
Exit and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,746	40,583
Employee-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	15,137	$ 30,205
Cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,634		$ 38,054
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales		Cost of sales
Cost of sales | Exit and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 670		$ 24,886
Cost of sales | Employee-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,964		13,168
Restructuring, acquisition, integration and other, net
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,292		$ 47,659
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net		Restructuring, acquisition, integration and other, net
Restructuring, acquisition, integration and other, net | Exit and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,298		$ 19,664
Restructuring, acquisition, integration and other, net | Employee-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,994		$ 27,995